Commitments and Contingencies (Details) - Schedule of Fully Written Off the Advance Paid to Suppliers	6 Months Ended
Apr. 30, 2024 USD ($)
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Suppliers amount involved	$ 3,124,414
Shengzhou Baiyuan New Energy Vehicle Technology Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 1,825,816
Jiangsu Yakai Auto Sales & Service Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Settled out-of-court	[1]
Suppliers amount involved	$ 368,989
Hengyang Jiuziming Chehui Automobile Sales and Service Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 36,907
Hangzhou Shicheng Auto Trading Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 303,413
Nanning Huangyang Auto Sales Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 100,949
Nanning Huangyang Auto Sales Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 75,392
Nanning Huangyang Auto Sales Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 48,592
Nanning Huangyang Auto Sales Co. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 17,338
Shanghai Aichi Yiwei Automobile Sales Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Pending	[1]
Suppliers amount involved	$ 172,644
Guangxi Runyin Automobile Sales Co., Ltd [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Pending	[1]
Suppliers amount involved	$ 147,041
Gui’an New District Xinte Electric Vehicle Industry Co., Ltd. [Member]
Schedule of Fully Written Off the Advance Paid to Suppliers [Line Items]
Status of the case	Successful	[1]
Suppliers amount involved	$ 27,333

[1]	The awarded damages have been collected by the Company.